UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21832

Investment Company Act File Number

Eaton Vance Tax-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Diversified Equity Income Fund

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Air Freight & Logistics — 2.8%
FedEx Corp.(1)	199,623	$52,397,045

		$52,397,045

Auto Components — 2.1%
Aptiv PLC(1)	425,264	$40,349,048

		$40,349,048

Banks — 8.1%
Bank of America Corp.(1)	1,855,031	$59,360,992
First Republic Bank	220,537	19,749,088
JPMorgan Chase & Co.(1)	630,268	72,903,100

		$152,013,180

Beverages — 1.3%
Constellation Brands, Inc., Class A	109,329	$23,994,436

		$23,994,436

Biotechnology — 3.5%
Celgene Corp.(1)(2)	321,445	$32,517,376
Gilead Sciences, Inc.(1)	407,990	34,189,562

		$66,706,938

Capital Markets — 3.4%
Charles Schwab Corp. (The)(1)	709,162	$37,826,701
Credit Suisse Group AG	1,412,835	27,325,662

		$65,152,363

Containers & Packaging — 1.9%
Ball Corp.	278,002	$10,641,917
International Paper Co.(1)	99,140	6,231,940
Sealed Air Corp.	388,562	18,398,411

		$35,272,268

Diversified Telecommunication Services — 3.1%
AT&T, Inc.(1)	928,366	$34,767,307
Zayo Group Holdings, Inc.(2)	650,209	23,862,670

		$58,629,977

Electric Utilities — 1.6%
NextEra Energy, Inc.	186,277	$29,510,002

		$29,510,002

Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.	100,115	$14,786,985
Equity Residential	263,288	16,221,174
Simon Property Group, Inc.	113,111	18,478,944

		$49,487,103

Security	Shares	Value
Food Products — 1.4%
Mondelez International, Inc., Class A	591,125	$26,245,950

		$26,245,950

Health Care Equipment & Supplies — 2.5%
Danaher Corp.(1)	462,684	$46,860,636

		$46,860,636

Health Care Providers & Services — 1.2%
Aetna, Inc.	125,163	$23,382,952

		$23,382,952

Household Products — 1.3%
Colgate-Palmolive Co.	339,522	$25,206,113

		$25,206,113

Insurance — 3.3%
American Financial Group, Inc.	258,009	$29,242,740
Chubb, Ltd.	215,585	33,663,598

		$62,906,338

Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.(1)(2)	42,529	$61,704,901

		$61,704,901

Internet Software & Services — 8.2%
Akamai Technologies, Inc.(2)	389,467	$26,090,394
Alphabet, Inc., Class C(1)(2)	74,402	87,045,876
Facebook, Inc., Class A(2)	81,990	15,323,111
GoDaddy, Inc., Class A(2)	464,596	25,659,637

		$154,119,018

IT Services — 3.4%
Visa, Inc., Class A(1)	522,896	$64,959,370

		$64,959,370

Machinery — 5.3%
Caterpillar, Inc.(1)	323,102	$52,594,543
Fortive Corp.(1)	621,789	47,268,400

		$99,862,943

Media — 3.0%
Comcast Corp., Class A	595,959	$25,346,136
Walt Disney Co. (The)	291,061	31,629,599

		$56,975,735

Multi-Utilities — 1.2%
Sempra Energy	207,861	$22,245,284

		$22,245,284

Oil, Gas & Consumable Fuels — 5.7%
Chevron Corp.(1)	307,365	$38,528,203
ConocoPhillips	447,003	26,288,246
EOG Resources, Inc.	220,979	25,412,585
Phillips 66	172,408	17,654,579

		$107,883,613

Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A	175,549	$23,692,093

		$23,692,093

Security	Shares	Value
Pharmaceuticals — 5.9%
Johnson & Johnson(1)	479,260	$66,228,939
Zoetis, Inc.(1)	588,434	45,150,541

		$111,379,480

Road & Rail — 2.2%
CSX Corp.(1)	742,205	$42,134,978

		$42,134,978

Semiconductors & Semiconductor Equipment — 1.4%
QUALCOMM, Inc.	376,779	$25,715,167

		$25,715,167

Software — 5.9%
Microsoft Corp.(1)	1,003,687	$95,360,302
salesforce.com, Inc.(2)	138,903	15,822,441

		$111,182,743

Specialty Retail — 3.4%
Home Depot, Inc. (The)(1)	317,984	$63,882,986

		$63,882,986

Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.(1)	468,625	$78,461,884
Xerox Corp.	639,609	21,829,855

		$100,291,739

Textiles, Apparel & Luxury Goods — 1.8%
NIKE, Inc., Class B(1)	497,449	$33,935,971

		$33,935,971

Tobacco — 2.6%
Altria Group, Inc.(1)	696,562	$48,996,171

		$48,996,171

Total Common Stocks (identified cost $1,376,039,210)		$1,887,076,541

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(3)	2,790,782	$2,791,061

Total Short-Term Investments (identified cost $2,790,782)		$2,791,061

Total Investments — 100.2% (identified cost $1,378,829,992)		$1,889,867,602

Total Call Options Written — (0.7)% (premiums received $7,114,044)		$(13,507,900)

Other Assets, Less Liabilities — 0.5%		$9,830,195

Net Assets — 100.0%		$1,886,189,897

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $77,257.

Call Options Written — (0.7)%

Exchange-Traded Options — (0.7)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	270	$76,242,870	$2,740	2/2/18	$(2,367,900)
S&P 500 Index	270	76,242,870	2,750	2/5/18	(2,123,550)
S&P 500 Index	270	76,242,870	2,750	2/7/18	(2,191,050)
S&P 500 Index	270	76,242,870	2,790	2/9/18	(1,273,050)
S&P 500 Index	270	76,242,870	2,820	2/12/18	(723,600)
S&P 500 Index	270	76,242,870	2,780	2/14/18	(1,572,750)
S&P 500 Index	270	76,242,870	2,820	2/16/18	(884,250)
S&P 500 Index	265	74,830,965	2,835	2/20/18	(669,125)
S&P 500 Index	265	74,830,965	2,865	2/21/18	(340,525)
S&P 500 Index	265	74,830,965	2,865	2/23/18	(377,625)
S&P 500 Index	265	74,830,965	2,885	2/26/18	(234,525)
S&P 500 Index	265	74,830,965	2,840	2/28/18	(749,950)

Total					$(13,507,900)

At January 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At January 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $13,507,900.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$256,848,641	$—		$—	$256,848,641
Consumer Staples	148,134,763	—		—	148,134,763
Energy	107,883,613	—		—	107,883,613
Financials	252,746,219	27,325,662		—	280,071,881
Health Care	248,330,006	—		—	248,330,006
Industrials	194,394,966	—		—	194,394,966
Information Technology	456,268,037	—		—	456,268,037
Materials	35,272,268	—		—	35,272,268
Real Estate	49,487,103	—		—	49,487,103
Telecommunication Services	58,629,977	—		—	58,629,977
Utilities	51,755,286	—		—	51,755,286
Total Common Stocks	$1,859,750,879	$27,325,662	*	$—	$1,887,076,541
Short-Term Investments	$—	$2,791,061		$—	$2,791,061
Total Investments	$1,859,750,879	$30,116,723		$—	$1,889,867,602

Liability Description
Call Options Written	$(13,507,900)	$—		$—	$(13,507,900)
Total	$(13,507,900)	$—		$—	$(13,507,900)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018